                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-21311

                             PIMCO High Income Fund
               (Exact name of registrant as specified in charter)

                 1345 Avenue of the Americas, New York, NY 10105
                     (Address of Principal Executive Office)

                  Allianz Global Investors Fund Management LLC
                           1345 Avenue of the Americas
                               New York, NY 10105
                     (Name and Address of Agent for Service)

        Registrant's telephone number, including area code: 212-739-3000

                        Date of fiscal year end: March 31

          Date of reporting period: July 1, 2008 through June 30, 2009

ITEM 1. PROXY VOTING RECORD

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21311
Reporting Period: 07/01/2008 - 06/30/2009
PIMCO High Income Fund









============================ PIMCO HIGH INCOME FUND ============================


FIFTH THIRD BANCORP SER G

Ticker:       N/A            Security ID:  316773209
Meeting Date: APR 21, 2009   Meeting Type:
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
2     To amend article fourth section (A2)(D) N/A       N/A          Management
      of the second amended articles of
      incorporation, as amended, to revise
      the terms of the authorized, unissued
      shares of preferred stock, without par
      value, all as more fully described in
      the proxy statement.

========== END NPX REPORT

SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):                PIMCO High Income Fund

By (Signature and Title)*:   /s/ Brian Shlissel
                             ---------------------------------------------------
                             Name: Brian Shlissel
                             Title: President and Chief Executive Officer

Date: August 31, 2009

* Print the name and title of each signing officer under his or her signature.